Newbuildings (Details) - USD ($) $ in Millions	6 Months Ended		12 Months Ended
	Dec. 31, 2018	Jul. 01, 2018	Dec. 31, 2017	Dec. 31, 2016
Cost
Closing balance	$ 6,659
Loss on impairment of long-lived assets	0
West Dorado, West Draco, West Aquila and West Libra
Cost
Loss on impairment of long-lived assets			$ 696
Newbuildings
Cost
Opening balance	0
Additions	0
Fresh Start adjustments		$ (249)
Closing balance	0	0
Predecessor
Cost
Opening balance		13,464
Closing balance			13,464
Loss on impairment of long-lived assets		414	696	$ 44
Predecessor | Newbuildings
Cost
Opening balance	$ 249	248	1,531
Additions		1	5
Capitalized interest and loan related costs			28
Disposals			(620)
Impairment			(696)
Closing balance		$ 249	$ 248	$ 1,531